Employee Benefit Plans (Details 7)	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Weighted average discount rate	4.95%	5.80%
United States Pension Plans of US Entity, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Rate of compensation increase	3.50%	3.50%
United States Pension Plans of US Entity, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Rate of compensation increase	7.50%	7.50%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Weighted average discount rate	2.33%	2.01%
Foreign Pension Plans, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Rate of compensation increase	2.40%	2.00%
Foreign Pension Plans, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Rate of compensation increase	5.50%	4.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Weighted average discount rate	4.95%	5.80%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Assumptions Used In Calculations [Abstract]
Weighted average discount rate	5.60%